Finance income and expenses	12 Months Ended
Dec. 31, 2017
Finance income and expenses
Finance income and expenses

Note 24 – Finance income and expenses

	Years ended December 31,
	2017	2016	2015
Interest on cash equivalents	5	1	20
Gains on other short-term investments	121	61	169
Gains on investments (Argentine companies notes and Governments bonds)	979	287	432
Interest on receivables	763	373	183
Foreign currency exchange gains	1,217	273	316
TUVES share purchase option	-	11	9
Other	30	-	1

Total finance income	3,115	1,006	1,130

Interest on loans	(928)	(1,613)	(566)
Interest on salaries and social security payable, other taxes payables and accounts payable	(49)	(37)	(26)
Interest on provisions (Note 17)	(320)	(207)	(137)
Loss on discounting of salaries and social security payables, other taxes payable and other liabilities	(6)	(15)	(9)
Foreign currency exchange losses (*)	(2,224)	(1,328)	(1,456)
TUVES share purchase option	(24)	-	-
Interest on pension benefits (Note 16)	(47)	(38)	(28)
Other	(3)	(12)	(10)

Total finance expenses	(3,601)	(3,250)	(2,232)

Total finance income, net	(486)	(2,244)	(1,102)

(*) Includes 40, 5 and 432 of foreign currency exchange gains (losses), net generated by NDF for the years ended on December 31, 2017, 2016 and 2015, respectively.